Parent Only Information (Details) - Schedule of condensed statements of operations and comprehensive loss - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Loss from operations	¥ (206)	$ (29)	¥ (120,491)	¥ (42,702)
Loss from investment in subsidiaries	(291,468)	(42,259)	(1,875,922)	(445,790)
Net loss	(291,674)	(42,288)	(1,996,413)	(488,492)
Other comprehensive loss	(1,851)	(269)	(3,651)	5,668
Total Comprehensive loss	¥ (293,525)	$ (42,557)	¥ (2,000,064)	¥ (482,824)